Accumulated Other Comprehensive Loss - Reclassifications out of AOCL (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jul. 02, 2023	Jun. 30, 2024	Jul. 02, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense, net	$ 40,793	$ 43,495	$ 82,593	$ 79,797
Income tax expense (benefit)	14,830	13,807	(8,402)	(4,045)
Operating expenses	185,830	173,669	299,785	282,539
Reclassifications net of tax	(34,127)	(20,554)	48,599	49,305
Reclassification out of accumulated other comprehensive loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassifications net of tax	(768)	(419)	(1,211)	(834)
Reclassification out of accumulated other comprehensive loss | Amortization of gain on interest rate hedge
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense, net	(1,354)	(792)	(2,160)	(1,579)
Income tax expense (benefit)	367	197	567	393
Reclassifications net of tax	(987)	(595)	(1,593)	(1,186)
Reclassification out of accumulated other comprehensive loss | Amortization of deferred actuarial loss and prior service cost
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax expense (benefit)	(7)	(58)	(61)	(116)
Operating expenses	226	234	443	468
Reclassifications net of tax	$ 219	$ 176	$ 382	$ 352